Compensation Receivable for Consumption Tax, Net (Details) - Schedule of compensation receivable for consumption tax, net - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of compensation receivable for consumption tax, net [Abstract]
Compensation receivable for consumption tax	$ 23,579,234
Allowance for doubtful accounts	(436,145)
Subtotal	23,143,089
Less: compensation receivable for consumption tax, current	(3,912,719)
Long-term compensation receivable for consumption tax, net	$ 19,230,370